Other Comprehensive Income And Accumulated Other Comprehensive Loss	6 Months Ended
Feb. 29, 2020
Other Comprehensive Income And Accumulated Other Comprehensive Loss [Abstract]
Other Comprehensive Income And Accumulated Other Comprehensive Loss

13. OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS

Components of other comprehensive income and the related income tax effects for the three months ended February 29, 2020 are as follows:

	Amount	Income taxes	Net
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	-	-	-
Share of other comprehensive income of associates	-	-	-
	-	-	-
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans	(14)	4	(10)
	(14)	4	(10)

Components of other comprehensive income and the related income tax effects for the six months ended February 29, 2020 are as follows:

	Amount	Income taxes	Net
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	-	-	-
Adjustment for hedged items recognized in the period	-	-	-
	-	-	-
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans	(7)	2	(5)
	(7)	2	(5)

	Amount	Income taxes	Net
Items that may subsequently be reclassified to income
Adjustment for hedged items recognized in the period	(1)	-	(1)
Share of other comprehensive income of associates	(7)	-	(7)
	(8)	-	(8)
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans	(12)	3	(9)
	(20)	3	(17)

Components of other comprehensive income and the related income tax effects for the six months ended February 28, 2019 are as follows:

	Amount	Income taxes	Net
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	1	-	1
Adjustment for hedged items recognized in the period	(1)	-	(1)
Share of other comprehensive income of associates	(6)	-	(6)
	(6)	-	(6)
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans	-	-	-
	(6)	-	(6)

Accumulated other comprehensive loss is comprised of the following:

	February 29, 2020	August 31, 2019
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	1	1

Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans	(100)	(95)
	(99)	(94)